SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Other Reserve
Other reserves include those reserves related to currency translation, fair value revaluation, participating interest and capitalized development costs and the conversion option of the convertible bond for which the movements are shown below:

Amounts in $ ‘000	Legal Reserve Currency translation reserve (CTA)	Legal Reserve Capitalized development cost	Legal Reserve participating interest	Reserve Fair value revaluation	Reserve Convertible bond	Total
Balance at January 1, 2023	(6,384)	402	233	(2,988)	—	(8,737)
Reserves	—	—	—	—	—	—
Other comprehensive income (loss) for the year	6,042	18	(124)	1,167	—	7,103
Other reserves	—	(314)	(109)	—	—	(423)
Value conversion rights of convertible bonds	—	—	—	—	—	—
Balance at December 31, 2023	(342)	106	—	(1,821)	—	(2,057)
Reserves	(187)	—	—	1,742	—	1,555
Other comprehensive income (loss) for the year	(11,980)	—	—	79	—	(11,901)
Other reserves	(1)	(30)	—	—	—	(31)
Value conversion rights of convertible bonds	—	—	—	—	12,225	12,225
Balance at December 31, 2024	(12,510)	76	—	—	12,225	(209)